Debt (Details)				3 Months Ended				12 Months Ended
	Jun. 24, 2015 USD ($)	Aug. 04, 2014 USD ($)	Dec. 27, 2013 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 29, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 28, 2014 USD ($)	Dec. 29, 2013 USD ($)	Jun. 23, 2015 USD ($)	Dec. 31, 2012 USD ($)
Debt Instrument [Line Items]
Long-term Debt				$ 3,479,023,000				$ 3,479,023,000	$ 3,494,985,000
Cash dividend received by Company from Tribune Publishing		$ 275,000,000
Debt instrument unamortized discount				7,117,000				7,117,000
Payments of Debt Issuance Costs								20,202,000		$ 78,480,000
Write-off of unamortized debt issuance costs and discounts				0	$ 0	$ 37,040,000	$ 0	37,040,000
Debt Instrument, Registration Rights Agreement, Exchange Offer Effective Date	270 days
Debt Instrument, Registration Rights Agreement, Exchange Offer Maximum Completion Date	360 days
Debt Instrument, Registration Rights Agreement, Shelf Registration Statement Effective Date	90 days
Debt Instrument, Registration Rights Agreement, Interest Accrual Rate on First 90 Days, Percent	0.25%
Repayments of long-term debt								1,114,262,000	299,285,000	1,102,234,000
Restricted Cash and Cash Equivalents												$ 187,000,000
Senior Secured Credit Agreement
Debt Instrument [Line Items]
Issuance of term loan			$ 4,073,000,000
Incremental facility cap			$ 1,000,000,000
Incremental facility leverage ratio			4.5000
Overdue amounts additional interest, percent			2.00%
Borrowings outstanding under Revolving Credit Facility				0				0
Standby letters of credit outstanding				23,000,000				23,000,000
Amended Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument unamortized discount	$ 4,000,000
Transaction costs	2,000,000
Unamortized transaction costs	1,000,000
Payments of Debt Issuance Costs	6,000,000
Term Loan Facility | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Issuance of term loan			$ 3,773,000,000
Long-term Debt				2,360,155,000				2,360,155,000	3,471,017,000		$ 3,479,000,000
Debt instrument, unamortized discount, percent			25.00%
Debt instrument unamortized discount	7,534,000		$ 9,000,000	7,084,000				7,084,000	8,118,000
Transaction costs										78,000,000
Unamortized transaction costs	64,000,000		$ 6,000,000	$ 32,000,000				32,000,000	$ 70,000,000
Write-off of unamortized debt issuance costs and discounts								30,000,000
Debt Instrument, Unamortized Discount Write-off on Extinguishment								3,500,000
Payments of Debt Extinguishment Costs								$ 3,600,000
Debt instrument interest rate, percent				3.82%				3.82%	4.04%
Repayments of long-term debt		275,000,000
Term Loan Facility | Senior Secured Credit Agreement | LIBOR
Debt Instrument [Line Items]
Debt Instrument, Base Rate Floor			1.00%
Spread on variable rate, percent			3.00%
Term Loan Facility | Senior Secured Credit Agreement | Base Rate
Debt Instrument [Line Items]
Spread on variable rate, percent			2.00%
Term Loan Facility | Senior Secured Credit Agreement | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Spread on variable rate, percent			0.50%
Term Loan Facility | Senior Secured Credit Agreement | Adjusted LIBOR
Debt Instrument [Line Items]
Spread on variable rate, percent			1.00%
Term Loan Facility | Exit Financing Facilities
Debt Instrument [Line Items]
Issuance of term loan												1,100,000,000
Debt instrument unamortized discount												11,000,000
Write-off of unamortized debt issuance costs and discounts									$ 28,380,000
Termination and repayment of debt			$ 1,106,000,000
Termination and repayment of debt, principal			$ 1,095,000,000
Gains (losses) on extinguishment of debt, before write off of deferred debt issuance cost										(11,000,000)
Unamortized Debt Issuance Cost Write-off										7,000,000
Write off of Unamortized Debt Discount									10,000,000
Term B Loans Facility [Member] | Amended Secured Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	2,379,000,000
Debt, advances by new lenders to the existing debt facility in debt modification	1,802,000,000
Early Repayment of Senior Debt	$ 1,100,000,000
Overdue amounts additional interest, percent	2.00%
Quarterly installment amount, percent of original principal amount, percent	0.25%
Debt Instrument, Premium Payable on Voluntary Prepayments, Percent	1.00%
Debt payment terms, percent of excess cash flow, leverage ratio above threshold	50.00%
Debt payment terms, percent of excess cash flow, leverage ratio threshold	4.00
Debt payment terms, percent of excess cash flow, leverage ratio below threshold	0.00%
Debt Instrument, Prepayment Terms, Minimum Liquidity Threshold	$ 500,000,000
Term B Loans Facility [Member] | Amended Secured Credit Facility [Member] | LIBOR
Debt Instrument [Line Items]
Debt Instrument, Base Rate Floor	0.75%
Spread on variable rate, percent	3.00%
Term B Loans Facility [Member] | Amended Secured Credit Facility [Member] | Base Rate
Debt Instrument [Line Items]
Spread on variable rate, percent	2.00%
Term B Loans Facility [Member] | Amended Secured Credit Facility [Member] | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Spread on variable rate, percent	0.50%
Term B Loans Facility [Member] | Amended Secured Credit Facility [Member] | Adjusted LIBOR
Debt Instrument [Line Items]
Spread on variable rate, percent	1.00%
Letter of Credit | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Fronting fee, percent			0.125%
Revolving Credit Facility | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity under credit facility			$ 300,000,000
Debt covenant, maximum leverage ratio for period one			5.75
Debt covenant, maximum leverage ratio for period two			5.25
Debt instrument covenant testing, excess over revolving commitments, percent			25.00%
Revolving Credit Facility | Exit Financing Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity under credit facility												300,000,000
Borrowings outstanding under Revolving Credit Facility												$ 0
Dreamcatcher Credit Facility | Dreamcatcher Credit Facility Due 2018
Debt Instrument [Line Items]
Issuance of term loan			$ 27,000,000
Long-term Debt				$ 18,868,000				$ 18,868,000	23,914,000
Debt instrument unamortized discount				$ 33,000				$ 33,000	$ 49,000
Debt instrument interest rate, percent				4.08%				4.08%	4.08%
Minimum
Debt Instrument [Line Items]
Debt Instrument, Registration Rights Agreement, Additional Increase to Interest Accrual Rate on Subsequent 90 Days, Percent	0.25%
Minimum | Revolving Credit Facility | Senior Secured Credit Agreement | Adjusted LIBOR
Debt Instrument [Line Items]
Spread on variable rate, percent			2.75%
Minimum | Revolving Credit Facility | Senior Secured Credit Agreement | Alternative Base Rate
Debt Instrument [Line Items]
Spread on variable rate, percent			1.75%
Maximum
Debt Instrument [Line Items]
Debt Instrument, Registration Rights Agreement, Additional Increase to Interest Accrual Rate on Subsequent 90 Days, Percent	0.50%
Maximum | Revolving Credit Facility | Senior Secured Credit Agreement | Adjusted LIBOR
Debt Instrument [Line Items]
Spread on variable rate, percent			3.00%
Maximum | Revolving Credit Facility | Senior Secured Credit Agreement | Alternative Base Rate
Debt Instrument [Line Items]
Spread on variable rate, percent			2.00%
Commitment fee one, percent | Revolving Credit Facility | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Commitment fee, percent			0.25%
Commitment fee two, percent | Revolving Credit Facility | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Commitment fee, percent			0.375%
Commitment fee three, percent | Revolving Credit Facility | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Commitment fee, percent			0.50%
Tribune Publishing Company | Term Loan Facility | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Transaction costs									$ 10,000,000
Tribune Publishing Company | Dreamcatcher Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity under credit facility		$ 350,000,000
Senior Notes | Senior Notes 5.875% due 2022 [Member]
Debt Instrument [Line Items]
Issuance of term loan	$ 1,100,000,000
Long-term Debt				$ 1,100,000,000				$ 1,100,000,000	0
Unamortized transaction costs	$ 19,000,000			$ 17,000,000				$ 17,000,000
Debt instrument interest rate, percent	5.875%
Debt Instrument, Redemption Price Terms Prior to July 15, 2018, Percent of Principal Amount	100.00%
Debt Instrument, Redemption Price Terms July 15, 2018 to July 14, 2019, Percent of Principal Amount	102.938%
Debt Instrument, Redemption Price Terms, July 15, 2019 to July 14, 2020, Percent of Principal Amount	101.469%
Debt Instrument, Redemption Price Terms On or After July 15, 2020, Percent of Principal Amount	100.00%
Debt Instrument, Redemption Terms Prior to July 15, 2018, Percent of Principal Amount Redeemable	40.00%
Debt Instrument, Redemption Terms Prior to July 15, 2018, Price Percent	105.875%
Debt Instrument, Potential Repurchase Offer Price, Percent of Principal Amount	101.00%
Debt Instrument, Potential Purchase Offer Price, Percent of Principal Amount	100.00%
Senior Notes | Senior 9.25 and 10 Percent Toggle Notes Due 2015
Debt Instrument [Line Items]
Senior Toggle Notes redemption period (days)			30 days
Cash deposit			$ 202,000,000
Repayments of long-term debt			174,000,000
Interest			2,000,000
Repayments of Long-term Debt, Intercompany Amounts			$ 28,000,000
Restricted Cash and Cash Equivalents									$ 202,000,000	$ 202,000,000